CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue	$ 15,420,000	$ 4,111,000
Cost of revenue	15,537,000	5,513,000
Gross margin	(117,000)	(1,402,000)
Operating expenses:
Sales and marketing	2,667,000	4,397,000
Research and development	4,407,000	3,395,000
General and administrative	2,692,000	3,004,000
Total operating expenses	9,766,000	10,796,000
Loss from operations	(9,883,000)	(12,198,000)
Other income (expense), net:
Interest expense	(6,233,000)	(4,369,000)
Change in fair value of warrants and embedded derivative	(66,397,000)	1,009,000
Other expenses, net	(40,000)	(1,913,000)
Total other income (expense)	(72,670,000)	(5,273,000)
Loss before income taxes	(82,553,000)	(17,471,000)
Income tax expense	0	0
Net loss	$ (82,553,000)	$ (17,471,000)
Net loss per share attributable to common shareholders, basic (in dollars per share)	$ (6.73)	$ (2.97)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ (6.73)	$ (2.97)
Weighted-average shares used in computing net loss per share, basic (in shares)	12,263,160	9,075,646
Weighted-average shares used in computing net loss per share, diluted (in shares)	12,263,160	9,075,646
Service
Revenue	$ 4,881,000	$ 3,393,000
Cost of revenue	6,905,000	4,762,000
Hardware
Revenue	10,539,000	718,000
Cost of revenue	$ 8,632,000	$ 751,000